Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Taxes computed at statutory rate			35.00%	35.00%	35.00%
Non-cash gain related to correction of tax balances	$ 13,200,000		$ 13,200,000
Non-cash gain related to correction of deferred tax balances		21,300,000		21,300,000
Current deferred tax assets	253,400,000	255,500,000	253,400,000	255,500,000
Current deferred tax Liabilities	13,100,000	14,600,000	13,100,000	14,600,000
Non-current deferred tax liabilities	779,300,000	676,200,000	779,300,000	676,200,000
Net federal, state and foreign income taxes paid (refund received)			398,700,000	64,800,000	313,500,000
Cumulative undistributed foreign earnings	194,000,000	222,400,000	194,000,000	222,400,000
Unrecognized tax benefits	63,001,000	65,975,000	63,001,000	65,975,000	80,862,000	80,897,000
Amount of unrecognized tax benefits affects effective tax rate	62,900,000	66,300,000	62,900,000	66,300,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	11,800,000		11,800,000
Expense (benefit) for interest and penalties			9,000,000	900,000	2,100,000
Accrued interest and penalties related to uncertain tax positions	28,200,000	37,200,000	28,200,000	37,200,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
State net operating loss carryforwards	462,800,000	824,000,000	462,800,000	824,000,000
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Foreign net operating loss carryforwards	$ 44,900,000	$ 50,500,000	$ 44,900,000	$ 50,500,000
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2034
Maximum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2033
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2015
Minimum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2027